Income Taxes - Schedule of Effective Tax Rate and Federal Statutory Rate (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes - Schedule Of Components Of Deferred Tax Assets Liabilities Details
Federal rate	34.00%	34.00%
State tax rate	0.00%	0.68%
Effect of permanent differences	(12.81%)	(14.10%)
Change in valuation allowance	(21.19%)	(20.58%)
Effective tax rate	0.00%	0.00%